Right of use assets and related lease liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The following is the activity of the right of use assets from January 1, 2021 through June 30, 2021:

In thousands of U.S. dollars		Vessels	Drydock	Total
Cost
	As of January 1, 2021	$853,690	$23,562	$877,252
	Other (1)	(349)	—	(349)
	Fully depreciated assets (1)	(17,095)	—	(17,095)
	As of June 30, 2021	836,246	23,562	859,808

Accumulated depreciation and impairment
	As of January 1, 2021	(63,636)	(6,437)	(70,073)
	Charge for the period	(19,569)	(2,472)	(22,041)
	Other (1)	(19)	—	(19)
	Fully depreciated assets (1)	17,095	—	17,095
	As of June 30, 2021	(66,129)	(8,909)	(75,038)
Net book value
	As of June 30, 2021	$770,117	$14,653	$784,770
Net book value
	As of December 31, 2020	$790,054	$17,125	$807,179
(1)     This amount represents the adjustment of the lease term and write-off of fully depreciated right of use assets related to the bareboat charters on four of the fixed rate Handymax vessels that expired in March 2021.
The following table summarizes the payments made for the six months ended June 30, 2021 and June 30, 2020 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Interest expense recognized in the unaudited condensed consolidated statements of income or loss	$12,096	$15,631
Principal repayments recognized in unaudited condensed consolidated cash flow statements	28,674	41,668
Net decrease / (increase) in accrued interest expense	39	(153)
Net (decrease) in prepaid interest expense	(45)	(335)
Total payments on lease liabilities under IFRS 16	$40,764	$56,811

Contractual Obligation, Fiscal Year Maturity	The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2021
Less than 1 year	$77,497
1 - 5 years	284,151
5+ years	372,435
Total	$734,083
Discounting effect	(130,651)
Prepaid interest expense	(639)
Lease liability	$602,793